TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Subsidiaries [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Carry forward tax losses for subsidiaries, term					1 year	19 years
Carry forward tax losses	$ 11,979			$ 12,911
Unrecognized tax benefits	$ 706	$ 761	$ 332